Document and Entity Information	Sep. 09, 2019
Cover [Abstract]
Entity Registrant Name	ACADIA PHARMACEUTICALS INC
Amendment Flag	false
Entity Central Index Key	0001070494
Document Type	8-K
Document Period End Date	Sep. 09, 2019
Entity Incorporation State Country Code	DE
Entity File Number	000-50768
Entity Tax Identification Number	06-1376651
Entity Address, Address Line One	3611 Valley Centre Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(858)
Local Phone Number	558-2871
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ACAD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false